Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Cumulative adjustment to opening accumulated losses upon adoption		$ (671)	$ (1,083)
Assets
Current assets	$ 317,022	370,541
Non-current assets		161,577
Total assets	465,122	532,118
Current liabilities
Other payables, accruals and advance receipts	81,624	56,327
Deferred revenue	2,106	2,540
Other current liabilities		26,612
Total current liabilities	113,101	85,479
Deferred revenue	133	408
Other non-current liabilities		33,976
Total liabilities	152,219	119,863
Company's shareholders' equity
Accumulated losses	(289,734)	(183,004)
Accumulated other comprehensive loss	(3,849)	(243)
Other shareholders' equity		572,243
Total Company's shareholders' equity	288,012	388,996
Non-controlling interests	24,891	23,259
Total shareholders' equity	312,903	412,255	484,966		$ 204,060
Total liabilities and shareholders' equity	465,122	532,118
Consolidated Statement of Operations
Total revenues	204,890	214,109	241,203
Total operating expense	(351,276)	(306,750)	(294,620)
Loss from operations	(146,386)	(92,641)	(53,417)
Other income, net of other expenses	5,281	5,986	(119)
Loss before income taxes and equity in earnings of equity investees	(141,105)	(86,655)	(53,536)
Income tax expense	(3,274)	(3,964)	(3,080)
Equity in earnings of equity investees, net of tax	40,700	19,333	33,653
Net loss	(103,679)	(71,286)	(22,963)
Less: Net income attributable to non-controlling interests	(2,345)	(3,519)	(3,774)
Net loss attributable to the Company	(106,024)	(74,805)	(26,737)
Consolidated Statement of Comprehensive Loss
Net (loss)/income	(103,679)	(71,286)	(22,963)
Other comprehensive income		(6,626)
Total comprehensive loss	(108,010)	(77,912)	(11,999)
Less: Comprehensive income attributable to non-controlling interests	(1,620)	(2,566)	(5,033)
Total comprehensive loss attributable to the Company	(109,630)	(80,478)	(17,032)
Consolidated Statements of Cash Flows
Net increase in cash and cash equivalents	$ 35,121	771	5,834
Minimum
Nature of goods and services
Payment terms	45 days
Maximum
Nature of goods and services
Payment terms	180 days
Accumulated Losses
Cumulative adjustment to opening accumulated losses upon adoption		(655)	(1,080)
Company's shareholders' equity
Total shareholders' equity	$ (289,734)	(183,004)	(107,104)		$ (80,357)
Consolidated Statement of Operations
Net loss	(106,024)	(74,805)	(26,737)
Consolidated Statement of Comprehensive Loss
Net (loss)/income	$ (106,024)	(74,805)	$ (26,737)
ASC 606 | Adjustments
Current liabilities
Other payables, accruals and advance receipts		187
Deferred revenue		(605)
Total current liabilities		(418)
Deferred revenue		64
Total liabilities		(354)
Company's shareholders' equity
Accumulated losses		384
Accumulated other comprehensive loss		(31)
Total Company's shareholders' equity		353
Non-controlling interests		1
Total shareholders' equity		354
Consolidated Statement of Operations
Total revenues		(698)
Loss from operations		(698)
Loss before income taxes and equity in earnings of equity investees		(698)
Net loss		(698)
Less: Net income attributable to non-controlling interests		2
Net loss attributable to the Company		(696)
Consolidated Statement of Comprehensive Loss
Net (loss)/income		(698)
Other comprehensive income		(31)
Total comprehensive loss		(729)
Less: Comprehensive income attributable to non-controlling interests		2
Total comprehensive loss attributable to the Company		(727)
Consolidated Statements of Cash Flows
Net increase in cash and cash equivalents		0
ASC 606 | ASC 605
Assets
Current assets		370,541
Non-current assets		161,577
Total assets		532,118
Current liabilities
Other payables, accruals and advance receipts		56,514
Deferred revenue		1,935
Other current liabilities		26,612
Total current liabilities		85,061
Deferred revenue		472
Other non-current liabilities		33,976
Total liabilities		119,509
Company's shareholders' equity
Accumulated losses		(182,620)
Accumulated other comprehensive loss		(274)
Other shareholders' equity		572,243
Total Company's shareholders' equity		389,349
Non-controlling interests		23,260
Total shareholders' equity		412,609
Total liabilities and shareholders' equity		532,118
Consolidated Statement of Operations
Total revenues		213,411
Total operating expense		(306,750)
Loss from operations		(93,339)
Other income, net of other expenses		5,986
Loss before income taxes and equity in earnings of equity investees		(87,353)
Income tax expense		(3,964)
Equity in earnings of equity investees, net of tax		19,333
Net loss		(71,984)
Less: Net income attributable to non-controlling interests		(3,517)
Net loss attributable to the Company		(75,501)
Consolidated Statement of Comprehensive Loss
Net (loss)/income		(71,984)
Other comprehensive income		(6,657)
Total comprehensive loss		(78,641)
Less: Comprehensive income attributable to non-controlling interests		(2,564)
Total comprehensive loss attributable to the Company		$ (81,205)
ASC 606 | Accumulated Losses
Cumulative adjustment to opening accumulated losses upon adoption				$ 1,100